UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-5052
                                  -----------


Value Line New York Tax Exempt Trust
--------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)


Registrant's telephone number, including area code: 212-907-1500
                                                   --------------

Date of fiscal year end: February 28, 2005
                         ------------------

Date of reporting period: August 31, 2004
                         -----------------

Item I.   Reports to Stockholders.
------    ------------------------

          A copy of the Semi-Annual Report to Stockholders for the period ended 8/31/04 is included with this Form.

Item 2.   Code of Ethics
-------   --------------

          Not applicable.

Item 3.   Audit Committee Financial Expert.
-------   ---------------------------------

          Not applicable.

Item 10.  Controls and Procedures.
--------  ------------------------

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

          (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
--------  ---------

          (a)  Not applicable.

          (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

               (2) Certification pursuant to Section 906 of the Sarbanes-Oxley
                   Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By  /s/ Jean B. Buttner
    ---------------------------
    Jean B. Buttner, President


Date: October 26, 2004
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Jean B. Buttner
    ---------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ David T. Henigson
    -------------------------------------------------------------------------
    David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: October 26, 2004
      ----------------

--------------------------------------------------------------------------------


INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
REGISTERED PUBLIC      300 Madison Avenue
ACCOUNTING FIRM        New York, NY 10017

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

TRUSTEES               Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Charles Heebner
                       VICE PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE TRUST WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.


THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                         #531312

--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                AUGUST 31, 2004
--------------------------------------------------------------------------------




                                   VALUE LINE
                                    NEW YORK
                                   TAX EXEMPT
                                     TRUST







                               [VALUE LINE LOGO]

VALUE LINE NEW YORK TAX EXEMPT TRUST

                                                      To Our Value Line New York
--------------------------------------------------------------------------------

To Our Shareholders:

The primary objective of the Value Line New York Tax Exempt Trust is to provide investors with maximum income exempt from New York State, New York City and Federal personal income taxes, without undue risk to principal(1).

Management continues to concentrate on less risky, more conservative investments. We avoid securities rated below investment grade (defined as Baa or higher by Moody's Investors Service and as BBB or higher by Standard & Poor's Corporation). As of August 31, 2004, the market value of the Trust's portfolio consisted of 61% AAA, 29% AA, 4% A, and 6% Baa or BBB rated bonds. In addition, 24% of the portfolio is invested in non-callable bonds, mostly with high coupons. The portfolio's highest concentrations of investments were in the insured, housing-revenue, and transportation-revenue sectors respectively. Management continually monitors the Trust's duration(2) and expects to maintain the duration within a range which is close to the Lehman Brothers Municipal Bond Index.

Your Trust's total return for the six months ended August 31, 2004 of -0.10% was less than the Lehman Brothers Municipal Bond Index's(3) return of 0.55% during the same time period. The Index does not reflect expenses, which are deducted from the Trust's total return.

During the six months ended August 31, 2004 prices of fixed-income securities were very volatile. Prices fell as yields rose until the middle of June. Then, prices increased as yields declined until August 31, 2004. There was net decline in prices and increase in yields from February 27th to August 31st. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index(4), rose from 4.72% on February 27, 2004 to 4.94% on August 31, 2004. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, also increased from 4.84% to 4.93%. The increase in interest rates was the result of stronger economic growth, a growing U.S. government deficit, and a rising Federal Funds rate. The Federal Reserve increased the Federal Funds rate three times this year from 1.00% on June 4th to 1.75% on September 21st.

--------------------------------------------------------------------------------
(1) INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) DURATION (HERE REFERRING TO THE EFFECTIVE DURATION) IS A STATISTICAL TERM USED TO MEASURE THE PRICE SENSITIVITY OF A BOND INDEX, OR PORTFOLIO, TO CHANGES IN INTEREST RATES. THE HIGHER THE DURATION, THE GREATER THE PRICE CHANGE ACCOMPANYING ANY CHANGE IN INTEREST RATES. FOR EXAMPLE, IF A FUND HAS A MODIFIED DURATION OF SEVEN (YEARS), THE PRICE OF THE FUND WOULD BE EXPECTED TO RISE OR FALL 7% FOR EVERY 1.0 PERCENTAGE POINT DROP OR RISE, RESPECTIVELY, IN INTEREST RATES. PRICES MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES.

(3) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A TOTAL-RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INVESTMENT-GRADE BONDS ARE RATED BAA OR HIGHER BY MOODY'S OR BBB OR HIGHER BY STANDARD & POOR'S. RETURNS AND ATTRIBUTES FOR THE INDEX ARE CALCULATED SEMI-MONTHLY USING APPROXIMATELY 25,000 MUNICIPAL BONDS, WHICH ARE PRICED BY MULLER DATA CORPORATION. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(4) THE BOND BUYER'S 40-BOND INDEX IS A BENCHMARK INDEX FOR LONG-TERM TAX-EXEMPT BONDS ONLY. IT HAS AN AVERAGE MATURITY OF ABOUT 30 YEARS AND IS USED IN COMPARISON TO THE 30-YEAR TAXABLE BOND MARKET AS REPRESENTED BY THE 30-YEAR TREASURY BOND.

--------------------------------------------------------------------------------
2

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

Tax Exempt Trust Shareholders
--------------------------------------------------------------------------------

Currently, a 30-year triple A rated municipal bond yields 4.73%, which is 95% of the 4.97% yield of the 30-year Treasury bond. A 4.73% tax-exempt yield is equivalent to a 7.28% taxable yield for individuals in the 35% tax bracket. This high ratio of yields between tax-exempt to taxable bonds makes municipal bonds extremely attractive as income vehicles for investors.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt New York Trust has the added advantage of carrying no sales or redemption fees.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                                  Sincerely,

                                  /s/ Jean Bernhard Buttner

                                  Jean Bernhard Buttner
                                  CHAIRMAN and PRESIDENT

October 6, 2004


--------------------------------------------------------------------------------
                                                                               3

VALUE LINE NEW YORK TAX EXEMPT TRUST


--------------------------------------------------------------------------------

Economic Observations

The economic expansion, which proceeded at a vigorous pace from the middle of 2003 through the early months of 2004, showed definite signs of slowing during the middle months of this year. More recently, though, reports point to a modest improvement in the business outlook. The economy is hardly booming. However housing, employment, and capital goods demand are all firming, if still selectively, which suggests that the nation's gross domestic product, which rose by a sluggish 2.8% in the second quarter, will expand by a somewhat stronger 3.5%, or so, over the final two quarters of this year and into the early part of 2005.

This continuing moderate, but likely sustainable, pace of growth and accompanying modest inflation, have positive ramifications, as they will probably encourage the Federal Reserve Board, which has raised interest rates three times this year, to pursue a measured and cautious monetary tightening program over the next several quarters to a year. Our sense is that the Fed will increase borrowing costs sufficiently to keep inflation subdued, but not aggressively enough to derail the business expansion.

Our current economic forecast, meantime, excludes allowances for a further escalation in global military conflict, a new incidence of global terrorism, or an additional significant runup in oil prices, none of which can be predicted with any degree of accuracy as to scope or timing.

Performance Data:*

                                                       GROWTH OF
                                       AVERAGE        AN ASSUMED
                                       ANNUAL        INVESTMENT OF
                                    TOTAL RETURN        $10,000
                                   --------------   --------------
 1 year ended 8/31/04 ..........         6.80%          $10,680
 5 years ended 8/31/04 .........         5.72%          $13,209
10 years ended 8/31/04 .........         5.51%          $17,099



* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN INCUDES DIVIDENDS REINVESTED AND CAPITAL-GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.


--------------------------------------------------------------------------------
4

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

Tax Exempt Trust Shareholders
--------------------------------------------------------------------------------

Fund Expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.


The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 through August 31, 2004).


Actual Expenses


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes


The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                             EXPENSES*
                                                            PAID DURING
                            BEGINNING          ENDING         PERIOD
                             ACCOUNT          ACCOUNT        3/1/2004
                              VALUE            VALUE           THRU
                            3/1/2004         8/31/2004       8/31/2004
                          --------------   -------------   ------------
Actual                      $ 1,000.00       $   999.00        $ 7.05
Hypothetical (5% return
  before expenses)          $ 1,000.00       $ 1,018.15        $ 7.12

*Expenses are equal to the Funds annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period.


--------------------------------------------------------------------------------
                                                                               5

VALUE LINE NEW YORK TAX EXEMPT TRUST

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                 RATING          VALUE
-------------                                                                           ------------   -------------
LONG-TERM       MUNICIPAL SECURITIES (87.2%) NEW YORK STATE (29.5%)
                Dormitory Authority, Revenue:
 $1,070,000      Montefiore Medical Center, 5.25%, 8/1/19 ...........................       Aaa         $1,143,295
    500,000      N.Y. Presbyterian Hospital, Ser. A, 5.25%, 8/15/19 .................       Aaa            548,320
    500,000      White Plains Hospital Medical Center, 4.625%, 2/15/18 ..............       AAA*           521,685
    250,000     Housing Finance Agency Revenue, Multi-Family Secured
                Mortgage, 4.50%, 8/1515 .............................................       Aa1            261,820
    500,000     Islip, Resource Recovery Agency, 1985 Facility,
                Ser. E, 5.00%, 7/1/13 ...............................................       Aaa            532,275
                Mortgage Agency, Revenue Refunding, Homeowner Mortgage:
      5,000      Ser. 26, 5.85%, 4/1/17 .............................................       Aaa              5,278
    750,000      Ser. 98, 5.05%, 10/1/17 ............................................       Aa1            790,627
    900,000      Ser. 110, 3.80%, 10/1/12 ...........................................       Aa1            918,846
    100,000     Nassau County, General Improvement, Ser. C, 5.125%, 1/1/14 ..........       Aaa            110,739
    500,000     Syracuse, Housing Authority, Mortgage Revenue, Loretto Rest
                Home, Ser. A, 5.60%, 8/1/17 .........................................       AAA*           536,325
    500,000     Tollway Authority Highway and Bridge, Revenue Bonds, Ser. A,
                5.50%, 4/1/15 .......................................................       AAA*           557,000
    500,000     Thruway Authority, Personal Income Tax Revenue Bonds, Ser. A,
                5.50%, 3/15/20 ......................................................        AA*           556,640
    500,000     Urban Development Corp. Personal, Income Tax Revenue Bonds,
                Ser. A, 5.375%, 3/15/16 .............................................        AA*           550,160
    600,000     Voorheesville, Central School District, General Obligations
                Unlimited, 5.00%, 6/15/17 ...........................................       Aaa            652,044
                                                                                                        ----------
                TOTAL NEW YORK STATE ................................................                    7,685,054
                                                                                                        ----------


--------------------------------------------------------------------------------
6

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

                                                                 August 31, 2004
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                 RATING        VALUE
-------------                                                                             --------   -------------
                NEW YORK CITY (41.3%) General Obligation Unlimited:
 $1,000,000      Ser. A, 5.25%, 11/1/16 ...............................................     Aaa       $ 1,098,470
  1,385,000      Ser. C, 5.25%, 8/15/15 ...............................................     Aaa         1,556,255
    500,000      Ser. J, 5.50%, 6/1/21 ................................................     A2            543,335
                Health and Hospital Corp., Health System Revenue Bonds
    200,000      Ser. A, 5.50%, 2/15/19 ...............................................     Aaa           221,982
    700,000      Ser. A, 5.25%, 2/15/22 ...............................................     Aaa           748,762
                Metropolitan Transportation Authority, Revenue Bonds:
    500,000      Ser. A, 5.00%, 11/15/12 ..............................................     Aaa           557,030
  1,500,000     Metropolitan Transportation Authority, Service Contract Revenue
                Bonds, 5.75%, 1/1/18 ..................................................     A3          1,742,100
  2,135,000     Transit Authority Training Facilities Revenue, 5.40%, 1/1/18 ..........     Aaa         2,421,005
                Transitional Finance Authority, Revenue, Future Tax Secured:
    500,000      Ser. A, 5.375%, 5/1/16 ...............................................     Aa2           546,275
    750,000      Ser. A, 5.375%, 2/15/18 ..............................................     Aa2           809,573
                Triborough Bridge & Tunnel Authority, General Purpose Revenue
                Bonds:
    500,000      Ser. B, 5.00%, 11/15/22 ..............................................     Aa3           522,195
                                                                                                      -----------
                TOTAL NEW YORK CITY ...................................................                10,766,982
                                                                                                      -----------
                PUERTO RICO (12.0%)
    495,000     Industrial Tourist, Educational Medical and Environmental Control
                Facilities Revenue Bonds, 6.625%, 6/1/26 ..............................    Baa2           529,487
                Public Buildings Authority, Government Facilities Revenue Bonds,
    355,000      Ser. C, 5.50%, 7/1/16 ................................................    Baa1           404,068
  2,000,000      Ser. J, 5.00%, 7/1/36 ................................................     Aaa         2,201,740
                                                                                                      -----------
                                                                                                        3,135,295
                                                                                                      -----------
                VIRGIN ISLANDS (4.4%)
  1,000,000     Public Finance Authority, Revenue, Gross Receipts Taxes, Ser. A,
                6.375%, 10/1/19 .......................................................    BBB-*        1,135,520
                                                                                                      -----------
                TOTAL LONG-TERM MUNICIPAL SECURITIES
                 (COST $21,487,394) ...................................................                22,722,851
                                                                                                      -----------


--------------------------------------------------------------------------------
                                                                               7

VALUE LINE NEW YORK TAX EXEMPT TRUST

Schedule of Investments (unaudited)                   August 31, 2004
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                            RATING           VALUE
------------                                                                      -----------   ----------------
SHORT-TERM MUNICIPAL SECURITIES (12.6%)
 $  430,000    Monroe County, N.Y., Airport Authority, Greater Rochester
               International Airport Revenue Refunding,
               Ser. 2004, 2%, 1/1/05 ..........................................      Aaa          $    430,762
  1,400,000    Nassau County, N.Y., Interim Finance Authority, Sale Tax Secured
               Revenue Bonds, Ser. A, 1.33%, 11/15/22 .........................   VM1G-1(2)          1,400,000
               New York City General Obligations:
    800,000     Sub. Ser. A8, 1.32%, 8/1/17 ...................................   VM1G-1(1)            800,000
    650,000     Ser. B-Sub Ser. B4, 1.32%, 8/15/23 ............................   VM1G-1(1)            650,000
                                                                                                  ------------
               TOTAL SHORT-TERM MUNICIPAL SECURITIES
                (COST $3,280,762)..............................................                      3,280,762
                                                                                                  ------------
               TOTAL MUNICIPAL SECURITIES (99.8%)
                (COST $24,768,156).............................................                     26,003,613
                                                                                                  ------------
               CASH AND OTHER ASSETS IN EXCESS
               OF LIABILITIES (0.2%) ..........................................                         51,768
                                                                                                  ------------
               NET ASSETS (100.0%) ............................................                   $ 26,055,381
                                                                                                  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION
               PRICE, PER OUTSTANDING SHARE ...................................                   $      10.25
                                                                                                  ============

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

(1) VARIABLE RATE DEMAND NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE EVERY (1) 1 OR (2) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF AUGUST 31, 2004.


SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
8

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

Statement of Assets and Liabilities                                      Statement of Operations
at August 31, 2004 (unaudited)                                           for the Six Months Ended August 31, 2004 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                            (IN THOUSANDS
                                           EXCEPT PER SHARE
                                               AMOUNT)                                                             (IN THOUSANDS)
                                          -----------------                                                       ---------------
ASSETS:                                                              INVESTMENT INCOME:
Investment securities, at value                                      Interest ..................................       $ 575
   (cost $24,768) .........................    $26,004                                                                 -----
Interest receivable .......................        237               EXPENSES:
Receivable for trust shares sold ..........         10               Advisory fee ..............................          81
                                               -------               Service and distribution plan fee .........          34
  TOTAL ASSETS ............................     26,251               Audit and legal fees ......................          29
                                               -------               Printing and stationary ...................          13
LIABILITIES:                                                         Trustees' fees and expenses ...............          11
Trust shares repurchased ..................          9               Transfer agent fees .......................           9
Dividends payable to shareholders .........         22               Custodian fees ............................           7
Due to custodian ..........................        101               Other .....................................           5
Accured expenses: .........................                                                                            -----
  Advisory fee ............................         13                    Total Expenses before custody
  Service and distribution plan fees                                         credits ...........................         189
     payable ..............................          6                    Less: Custody credits ................          (1)
  Other ...................................         45                                                                 --------
                                               -------                    NET EXPENSES .........................         188
  TOTAL LIABILITIES .......................        196                                                                 -------
                                               -------               NET INVESTMENT INCOME .....................       $ 387
NET ASSETS ................................    $26,055                                                                 -------
                                               =======               REALIZED AND UNREALIZED GAIN (LOSS)
NET ASSETS                                                              ON INVESTMENTS
Shares of beneficial interest at $.01                                     Net Realized Gain ....................         100
   par value (authorized unlimited,                                       Change in Net Unrealized
   outstanding 2,541,721 shares) ..........    $    25                       Apppreciation .....................        (581)
Additional paid-in capital ................     24,585                                                                 -------
Distributions in excess of net                                       NET REALIZED GAIN AND CHANGE IN NET
   investment income ......................        (19)                 UNREALIZED APPRECIATION ON
Accumulated net realized gain on                                        INVESTMENTS ............................        (481)
   investments ............................        229                                                                 -------
Unrealized appreciation of investments            1235               NET DECREASE IN NET ASSETS FROM
                                               -------                  OPERATIONS .............................       $ (94)
NET ASSETS ................................    $26,055                                                                 =======
                                               =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE
   ($26,055,381-2,541,721 SHARES
   OUTSTANDING) ...........................    $ 10.25
                                               =======


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                               9

VALUE LINE NEW YORK TAX EXEMPT TRUST

Statements of Changes in Net Assets
for the Six Months Ended August 31, 2004 (unaudited) and for the Year Ended February 29, 2004
--------------------------------------------------------------------------------

                                                                                SIX MONTHS
                                                                                   ENDED           YEAR ENDED
                                                                              AUGUST 31, 2004     FEBRUARY 29,
                                                                                (UNAUDITED)           2004
                                                                             -----------------   -------------
                                                                                      (IN THOUSANDS)
OPERATIONS:
 Net investment income ...................................................       $    387          $     885
 Net realized gain on investments ........................................            100                129
 Change in unrealized appreciation .......................................           (581)               296
                                                                                 --------          ---------
 Net (decrease)increase in net assets from operations ....................            (94)             1,310
                                                                                 --------          ---------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income ...................................................           (387)              (885)
 Net realized gains ......................................................             --               (565)
                                                                                 --------          ---------
 Net decrease in net assets from distributions ...........................           (387)            (1,450)
                                                                                 --------          ---------
TRUST SHARE TRANSACTIONS:
 Net proceeds from sale of shares ........................................            725             10,332
 Net proceeds from reinvestment of distributiions to shareholders ........            246                982
 Cost of shares repurchased ..............................................         (3,447)           (11,594)
                                                                                 --------          ---------
 Net decrease in net assets from Trust share transactions ................         (2,476)              (280)
                                                                                 --------          ---------
TOTAL DECREASE IN NET ASSETS .............................................         (2,957)              (420)
NET ASSETS:
 Beginning of period .....................................................         29,012             29,432
                                                                                 --------          ---------
 End of period ...........................................................       $ 26,055          $  29,012
                                                                                 ========          =========
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME .........................       $    (19)         $     (19)
                                                                                 ========          =========



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

Notes to Financial Statements (unaudited)                        August 31, 2004
--------------------------------------------------------------------------------

1. Significant Accounting Policies
Value Line New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.


(A) SECURITY VALUATION: The Trust's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

(B) DISTRIBUTIONS: It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) INVESTMENTS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.


--------------------------------------------------------------------------------
                                                                              11

VALUE LINE NEW YORK TAX EXEMPT TRUST

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

(E) REPRESENTATIONS AND INDEMNIFICATIONS: In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. Trust Share Transactions
Transactions in shares of beneficial interest were as follows:

                                  SIX MONTHS
                                     ENDED          YEAR ENDED
                                AUGUST 31, 2004    FEBRUARY 29,
                                  (UNAUDITED)          2004
                                ---------------    ------------
                                        (IN THOUSANDS)
Shares sold ................            72            994
Shares issued to
   shareholders in
   reinvestment of
   distributions ...........            24             96
                                        --            ---
                                        96          1,090
Shares repurchased .........          (342)        (1,113)
                                      ----         ------
Net decrease ...............          (246)           (23)
                                      ====         ======

3. Purchases and Sales of Securities
Purchases and sales of municipal securities were as follows:

                                  SIX MONTHS
                                     ENDED
                                AUGUST 31, 2004
                                  (UNAUDITED)
                                ---------------
                                (IN THOUSANDS)
PURCHASES:
Long-term obligations ..........   $ 8,445
Short-term obligations .........     8,050
                                   -------
                                   $16,495
MATURITIES OR SALES:
Long-term obligations ..........   $12,388
Short-term obligations .........     6,800
                                   -------
                                   $19,188

4. Income Taxes
At August 31, 2004, information on the tax components of capital is as follows:

                                                (IN THOUSANDS)
Cost of investments for tax purposes ..........   $24,768
                                                  -------
Gross tax unrealized appreciation .............   $ 1,244
Gross tax unrealized depreciation .............   $    (8)
                                                  -------
Net tax unrealized appreciation on
   investments ................................   $ 1,236
                                                  =======
Undistributed long-term capital gains .........   $   129
                                                  =======


--------------------------------------------------------------------------------
12

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

                                                                 August 31, 2004
--------------------------------------------------------------------------------

The tax composition of distributions to shareholders for the the six months ended August 31, 2004 and the fiscal year ended February 29, 2004 were as follows:

                                       SIX MONTHS
                                          ENDED           YEAR ENDED
                                     AUGUST 31, 2004     FEBRUARY 29,
                                       (UNAUDITED)           2004
                                    -----------------   -------------
                                             (IN THOUSANDS)
Tax exempt income ...............          $387              $884
Taxable ordinary
   income .......................            --                29
                                           ----              ----
                                            387               913
                                           ====              ====
Long-term capital gains .........          $ --              $531
                                           ====              ====

5. Investment Advisory Contract and Transactions With Affiliates
An advisory fee of $80,922 was paid or payable to Value Line, Inc. (the "Adviser") for the six months ended August 31, 2004. This was computed at an annual rate of .60% of the Trust's average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses in its operation.

For the six months ended August 31, 2004, the Trust's expenses were reduced by $692 under a custody credit arrangement with the custodian.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc. a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $33,718 were paid or payable to the Distributor under this Plan for the six months ended August 31, 2004.

Certain officers and directors of the Adviser and Value Line Securities, Inc., are also officers and trustees of the Trust.

At August 31, 2004 the Adviser did not own shares of beneficial interest in the Trust.


--------------------------------------------------------------------------------
                                                                              13

VALUE LINE NEW YORK TAX EXEMPT TRUST

Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                          SIX MONTHS
                                             ENDED                             YEARS ENDED ON LAST DAY OF FEBRUARY,
                                        AUGUST 31, 2004  ----------------------------------------------------------------------
                                          (UNAUDITED)        2004           2003           2002           2001           2000
                                        ---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD ............................  $   10.41        $   10.47      $   10.25      $   10.08      $    9.37      $   10.33
                                         ---------        ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income ...............       0.15             0.31           0.35           0.38           0.42           0.42
  Net gains or losses on securities
    (both realized and
    unrealized) .......................      (0.16)            0.14           0.39           0.17           0.71         ( 0.82)
                                         ----------       ---------      ---------      ---------      ---------      ---------
Total from investment operations ......      (0.01)            0.45           0.74           0.55           1.13         ( 0.40)
                                         ----------       ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income ............................      (0.15)          ( 0.31)        ( 0.35)        ( 0.38)        ( 0.42)        ( 0.42)
  Distributions from net realized
    gains .............................         --           ( 0.20)        ( 0.17)            --             --         ( 0.14)
                                         ----------       ---------      ---------      ---------      ---------      ---------
Total distributions ...................      (0.15)          ( 0.51)        ( 0.52)        ( 0.38)        ( 0.42)        ( 0.56)
                                         ----------       ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD ........  $   10.25        $   10.41      $   10.47      $   10.25      $   10.08      $    9.37
                                         ==========       =========      =========      =========      =========      =========
TOTAL RETURN ..........................      (0.10)%+          4.51%          7.38%          5.54%         12.28%        ( 3.97)%
                                         ==========       =========      =========      =========      =========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets,end of period
 (in thousands) .......................  $  26,055        $  29,012      $  29,432      $  29,202      $  29,388      $  28,409
Ratio of expenses to average
 net assets ...........................       1.40%(1)*        1.37%(1)       1.29%(1)       1.28%(1)       1.13%(1)       1.05%(1)
Ratio of net investment income
 to average net assets ................       2.87%*           3.03%          3.39%          3.76%          4.29%          4.21%
Portfolio turnover rate ...............         37%              61%            53%            66%            49%           100%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.39%*, 1.37%, 1.28%, 1.27%, 1.12% AND 1.04%, RESPECTIVELY, AS OF AUGUST 31,
    2004, FEBRUARY 29, 2004, FEBRUARY 28, 2003, FEBRUARY 28, 2002, FEBRUARY 29, 2001 AND FEBRUARY 29, 2000.
 + NOT ANNUALIZED
 * ANNUALIZED



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST


--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-243-2729 or on the SEC's web site (http:// www.sec.gov). Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended August 31 is also available on the SEC's web site at http://www.sec.gov or on the Fund's web site at http://vlfunds.com.



Shareholder Reports and Quarterly Portfolio Disclosure
The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Forms N-Q will be available without charge, upon request on the SEC's website (http://www.sec.gov) and may be available by calling Value Line at 1-800-243-2729. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.



--------------------------------------------------------------------------------
                                                                              15

VALUE LINE NEW YORK TAX EXEMPT TRUST

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


--------------------------------------------------------------------------------
16